Income Taxes (Details Narrative) 10K - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective tax statutory rate	34.00%	34.00%	34.00%	34.00%
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards			$ 25,259,454
Operating loss carry forwards expiration year			2026
Federal [Member]
Operating loss carry forwards			$ 29,471,881
Operating loss carry forwards expiration year			2026